SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of anti dilutive securities

	June 30, 2024	December 31, 2023
Convertible notes	147,874,598	65,827,695
Series D preferred stock	176,470	176,470
	148,051,068	66,004,165